Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Beginning of the year	₩ 478	₩ 650
Acquisition	899	170
Depreciation	(375)	(340)
Disposal	(38)	(2)
Translation differences	(18)
End of the year	946	478
Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning of the year	231	337
Acquisition	617	73
Depreciation	(174)	(178)
Disposal		(1)
Translation differences	(20)
End of the year	654	231
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning of the year	144	157
Acquisition	117	42
Depreciation	(98)	(56)
Disposal	(37)
Translation differences	1	1
End of the year	127	144
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning of the year	103	156
Acquisition	165	55
Depreciation	(103)	(106)
Disposal	(1)	(1)
Translation differences	1	(1)
End of the year	₩ 165	₩ 103